ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Due from related parties/non-related parties	$ 13,579,000	$ 14,277,000
Related Parties/Nonrelated Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties/non-related parties	$ 0	$ 0